Revenues (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Number of significant customers	two customers	one customer
Percentage of revenue from significant customers	more than 10% of revenues	more than 10% of revenues
Revenues	$ 198,684	$ 229,251
Sales and trading segment [Member]
Disclosure of products and services [line items]
Number of significant customers	two customers
Revenues	$ 54,768	$ 32,825
Sales and trading and mine properties segments [Member]
Disclosure of products and services [line items]
Number of significant customers	two customers
Revenues	$ 23,621
V2O3 revenues [Member]
Disclosure of products and services [line items]
Number of significant customers	one customer	one customer
Revenues	$ 14,943	$ 9,496
V2O5 revenues [Member]
Disclosure of products and services [line items]
Number of significant customers	four customers	four customers
Percentage of revenue from significant customers	more than 10%	more than 10%
Revenues	$ 124,562	$ 126,713
FeV revenues [Member]
Disclosure of products and services [line items]
Number of significant customers	two customers	two customers
Percentage of revenue from significant customers	more than 10%	more than 10%
Revenues	$ 59,072	$ 93,042